24. Post-Employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	R$ 7,826,550
Fair value of the plan's assets, ending	8,642,068	R$ 7,826,550
Unified Plan
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	5,834,572	5,478,802	R$ 4,487,550
Return estimated for assets	593,572	546,699	637,541
Contributions and distributions	24,011	30,520	25,724
Benefits paid	(414,256)	(406,023)	(381,274)
Actuarial gain (losses)	252,942	184,574	709,261
Fair value of the plan's assets, ending	6,290,841	5,834,572	5,478,802
Plan III
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	1,821,055	1,793,516	1,162,969
Return estimated for assets	230,703	202,691	169,429
Contributions and distributions	9,184	10,505	10,174
Benefits paid	(133,281)	(122,841)	(109,146)
Actuarial gain (losses)	250,575	(62,816)	560,090
Fair value of the plan's assets, ending	2,178,236	1,821,055	1,793,516
Assistance Plan
DisclosureOfChangesInActuarialAssetsLineItems [Line Items]
Fair value of the plan's assets, beginning	170,923	165,301	162,630
Return estimated for assets	16,579	23,934	23,749
Contributions and distributions	0	0	0
Benefits paid	0	0	0
Actuarial gain (losses)	(14,511)	(18,312)	(21,078)
Fair value of the plan's assets, ending	R$ 172,991	R$ 170,923	R$ 165,301